Financial Risk Management and Fair Values of Financial Instruments - Summary of Investments Financial Assets At Amortized Cost (Detail) - Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of fair value financial assets amortised cost [line items]
Financial assets at amortized cost Bank deposits	$ 268,271	$ 8,763
Twelve months [member]
Disclosure of fair value financial assets amortised cost [line items]
Financial assets at amortized cost Bank deposits	$ 268,271